CASH AND CASH EQUIVALENTS - Market Risks (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in basis points	1.00%
Interest rate risk [member] | Cash and Cash Equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
100bp increase	R 10.0	R 2.8
100bp decrease	R (10.0)	R (2.8)